Related Party Transactions - FP Land LLC (FP Land LLC, predecessor business)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
FP Land LLC, predecessor business
Related Party Transactions

Note 3—Related Party Transactions

All but two of the Company’s farms are rented to and operated by Astoria Farms or Hough Farms, both of which are related parties. Astoria Farms is a partnership in which Pittman Hough Farms, which is 75% owned by Mr. Pittman, has a 33.34% interest. The balance of Astoria Farms is held by limited partnerships in which Mr. Pittman is the general partner. Hough Farms is a partnership in which Pittman Hough Farms has a 25% interest. The aggregate rent paid to the Company by these entities for the three months ended March 31, 2014 and 2013 was $618,710 and $544,979, respectively.  As of March 31, 2014 and December 31, 2013, the Company had accounts receivable from these entities of $1,117,059 and $463,700, respectively.

For the three months ended March 31, 2014 and 2013, Pittman Hough Farms incurred $57,558 and $0, respectively in professional fees on behalf of the Company.  The professional fees are included in accrued expenses.  As of March 31, 2014 and December 31, 2013, the Company had outstanding payables to Pittman Hough Farms of $132,557 and $75,000, respectively.

American Agriculture Corporation, a Colorado corporation 75% owned by Mr. Pittman and 25% owned by Mr. Hough (“American Agriculture”), provides management and accounting services to the Company. On April 16, 2014, the Company entered into a shared services agreement with American Agriculture, pursuant to which the Company will pay American Agriculture an annual fee of $175,000 in equal quarterly installments.  The Company did not incur any fees during the three months ended March 31, 2014 and 2013.

Note 3—Related Party Transactions

        All but two of the Company's farms are rented to and operated by Astoria Farms or Hough Farms, both of which are related parties. Astoria Farms is a partnership in which Pittman Hough Farms, which is 75% owned by Mr. Pittman, has a 33.34% interest. The balance of Astoria Farms is held by limited partnerships in which Mr. Pittman is the general partner. Beginning in 2012, Hough Farms is a partnership in which Pittman Hough Farms has a 25% interest. The aggregate rent paid to the Company by these entities was $2,179,916 and $1,794,600, respectively, for the years ended December 31, 2013 and 2012. There are no accounts receivable or payable with Astoria Farms or Hough Farms as of December 31, 2012. As of December 31, 2013, the Company had accounts receivable with Astoria Farms of $463,700.

        As of December 31, 2013, Pittman Hough Farms incurred $75,000 in professional fees on behalf of the Company. The professional fees are included in accrued expenses at December 31, 2013.

        American Agriculture Corporation, a Colorado corporation 75% owned by Mr. Pittman and 25% owned by Mr. Hough ("American Agriculture"), provides management and accounting services to the Company. The Company and American Agriculture do not have a formal management agreement or management fee arrangement in place. American Agriculture charges the Company an allocation of direct costs incurred on behalf of the Company (such as travel, liability insurance, legal expenses and tax preparation) and a fee for bookkeeping services as described in "Note 1—Organization and Significant Accounting Policies—Principles of Combination and Consolidation." Such costs and fees are reflected in the Company's statement of operations and were $2,500 in both 2013 and 2012.